Income Taxation - Components of Deferred Tax Assets and Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating loss carryforwards	$ 141,459	$ 144,609
Insurance reserves	22,238	7,535
Unearned premiums	68	151
Provisions for bad debt	407	6,172
Defendant asbestos and environmental liabilities	121,006	140,000
Other deferred tax assets	16,696	3,230
Deferred tax assets	301,874	301,697
Valuation allowance	(118,229)	(117,390)
Deferred tax assets, net of valuation allowance	183,645	184,307
Deferred tax liabilities:
Unrealized gains on investments	(20,185)	(14,079)
Lloyd's underwriting profit taxable in future periods	(15,555)	(8,852)
Deferred policy acquisition cost	0	(8,267)
Other deferred tax liabilities	(9,242)	(13,390)
Deferred tax liabilities	(44,982)	(44,588)
Net deferred tax asset	$ 138,663	$ 139,719